Shareholders' equity and share-based payments - Share cancellation (Details) - Treasury shares - shares	Sep. 21, 2023	Feb. 07, 2023	May 25, 2022	Feb. 09, 2022	Feb. 08, 2021
Shareholders' equity
Number of shares bought back and cancelled for the purpose of the shareholder's policy	86,012,344	128,869,261		30,665,526	23,284,409
Percentage of the share capital cancelled	3.44%	4.92%		1.16%	0.88%
Limit of authorization for cancellation of shares, as percentage of capital			10.00%
Period of authorization for share cancellation			24 months